Net Withdrawals By Contract Owners	12 Months Ended
Dec. 31, 2011
Net Withdrawals By Contract Owners [Abstract]
Net Withdrawals By Contract Owners

Note 4: Net Withdrawals by Contract Owners

Net contract owner withdrawals for the real estate investment option in Pruco Life's variable insurance and variable annuity products for the years ended December 31, 2011, 2010 and 2009 were as follows:

2011:

	VAL	VLI	SPVA	SPVL	TOTAL
Contract Owner Net Payments:	$2,595,469	$215,012	$0	$(211)	$2,810,270
Policy Loans:	(1,184,757)	(60,209)	0	(25,959)	(1,270,925)
Policy Loan Repayments and Interest:	1,841,016	62,529	0	67,336	1,970,881
Surrenders, Withdrawals, and Death Benefits:	(2,891,506)	(165,020)	(38,457)	(83,480)	(3,178,463)
Net Transfers From/(To) Other Subaccounts or Fixed Rate Option:	(265,821)	(25,519)	(3,964)	117,534	(177,770)
Administrative and Other Charges:	(1,940,418)	(152,955)	0	(14,391)	(2,107,764)

Net Withdrawals by Contract Owners	$(1,846,017)	$(126,162)	$(42,421)	$60,829	$(1,953,771)

2010:

	VAL	VLI	SPVA	SPVL	TOTAL
Contract Owner Net Payments:	$2,781,436	$223,857	$0	$253	$3,005,546
Policy Loans:	(1,195,956)	(64,697)	0	(28,134)	(1,288,787)
Policy Loan Repayments and Interest:	1,717,999	63,172	0	181,541	1,962,712
Surrenders, Withdrawals, and Death Benefits:	(2,534,904)	(117,396)	(6,262)	(364,561)	(3,023,123)
Net Transfers From/(To) Other Subaccounts or Fixed Rate Option:	(665,035)	(46,365)	0	1,972	(709,428)
Administrative and Other Charges:	(1,951,484)	(145,224)	0	(13,068)	(2,109,776)

Net Withdrawals by Contract Owners	$(1,847,944)	$(86,653)	$(6,262)	$(221,997)	$(2,162,856)

2009:

	VAL	VLI	SPVA	SPVL	TOTAL
Contract Owner Net Payments:	$3,787,373	$250,723	$3	$7,089	$4,045,188
Policy Loans:	(1,478,359)	(95,823)	0	(63,497)	(1,637,679)
Policy Loan Repayments and Interest:	2,071,959	116,331	0	168,453	2,356,743
Surrenders, Withdrawals, and Death Benefits:	(4,729,335)	(271,846)	(1,505)	(223,526)	(5,226,212)
Net Transfers From/(To) Other Subaccounts or Fixed Rate Option:	(981,166)	(116,769)	0	(25,885)	(1,123,820)
Administrative and Other Charges:	(2,250,578)	(161,428)	0	(15,426)	(2,427,432)

Net Withdrawals by Contract Owners	$(3,580,106)	$(278,812)	$(1,502)	$(152,792)	$(4,013,212)